Inventories, net (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Inventories
Balance as of beginning of year	$ 188,856	$ 0
Addition	107,008	195,355
Translation adjustments	10,340	(6,499)
Balance as of end of year	$ 306,204	$ 188,856